Contribution of Segments to Overall Profitability (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Fee and other revenue	$ 11,506	[1]	$ 11,696	[2]	$ 10,891	[3]
Net interest revenue	2,973		2,984		2,925
Total revenue	14,479		14,680		13,816
Provision for credit losses	(80)		1		11
Noninterest expense	11,333		11,112		10,170
Income (loss) before taxes	3,226	[1]	3,567	[2]	3,635	[3]
Pre-tax operating margin	22.00%	[4]	24.00%	[4]	26.00%	[4]
Average assets	315,381		291,145		237,436	[5]
Investment Management
Segment Reporting Information [Line Items]
Fee and other revenue	3,518	[1]	3,254	[2]	3,187	[3]
Net interest revenue	214		206		203
Total revenue	3,732		3,460		3,390
Provision for credit losses			1		3
Noninterest expense	2,809		2,736		2,658
Income (loss) before taxes	923	[1]	723	[2]	729	[3]
Pre-tax operating margin	25.00%	[4]	21.00%	[4]	22.00%	[4]
Average assets	36,493		37,041		35,407
Investment Services
Segment Reporting Information [Line Items]
Fee and other revenue	7,375		7,665		6,972
Net interest revenue	2,442		2,565		2,362
Total revenue	9,817		10,230		9,334
Provision for credit losses	(2)
Noninterest expense	7,568		7,233		6,260
Income (loss) before taxes	2,251		2,997		3,074
Pre-tax operating margin	23.00%	[4]	29.00%	[4]	33.00%	[4]
Average assets	222,752		204,569		158,676
Other Operating Segment
Segment Reporting Information [Line Items]
Fee and other revenue	613		777		732
Net interest revenue	317		213		360
Total revenue	930		990		1,092
Provision for credit losses	(78)				8
Noninterest expense	956		1,143		1,252
Income (loss) before taxes	52		(153)		(168)
Average assets	$ 56,136		$ 49,535		$ 43,353

[1]	Total fee and other revenue includes income from consolidated investment management funds of $189 million, net of noncontrolling interests of $76 million, for a net impact of $113 million. Income before taxes includes noncontrolling interests of $76 million.
[2]	Total fee and other revenue includes income from consolidated investment management funds of $200 million, net of noncontrolling interests of $50 million, for a net impact of $150 million. Income before taxes includes noncontrolling interests of $50 million.
[3]	Total fee and other revenue includes income from consolidated investment management funds of $226 million, net of noncontrolling interests of $59 million, for a net impact of $167 million. Income before taxes includes noncontrolling interests of $59 million.
[4]	Income before taxes divided by total revenue.
[5]	Including average assets of discontinued operations of $404 million in 2010, consolidated average assets were $237,840 million.